Other non-current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other non-current liabilities
Deposits received from franchisees	¥ 279,430		¥ 235,080
Asset retirement obligations	4,272		4,132
Others	6,356		6,356
Total	¥ 290,058	$ 41,478	¥ 245,568